Regulatory Matters and Restrictions on Dividends (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Company's and Wilson Banks actual capital amounts and ratios
Total capital to risk weighted assets actual amount	$ 178,162	$ 166,534
Total capital to risk weighted assets regulatory minimum capital requirements amount	100,373	95,162
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	125,466	118,953
Total capital to risk weighted assets actual ratio	14.20%	14.00%
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	162,321	151,566
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	50,332	47,364
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	75,498	71,047
Tier 1 capital to risk weighted assets actual ratio	12.90%	12.80%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	162,321	151,566
Tier 1 capital to average assets regulatory minimum capital requirements amount	66,253	62,501
Tier 1 capital to average assets actual ratio	9.80%	9.70%
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Wilson Bank [Member]
Summary of Company's and Wilson Banks actual capital amounts and ratios
Total capital to risk weighted assets actual amount	176,652	164,775
Total capital to risk weighted assets regulatory minimum capital requirements amount	100,228	94,835
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	125,285	118,543
Total capital to risk weighted assets actual ratio	14.10%	13.90%
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	160,811	149,817
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	50,253	47,561
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	73,380	71,341
Tier 1 capital to risk weighted assets actual ratio	12.80%	12.60%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	160,811	149,817
Tier 1 capital to average assets regulatory minimum capital requirements amount	66,314	62,424
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized amount	$ 82,892	$ 78,030
Tier 1 capital to average assets actual ratio	9.70%	9.60%
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized ratio	5.00%	5.00%